FIS Faith Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 34.2%	Par	Value
Beverages - 4.0%
Coca-Cola Co., 4.65%, 08/14/2034	$160,000	$161,132

Capital Markets - 4.4%
Morgan Stanley, 4.49% to 01/16/2031 then SOFR + 0.95%, 01/16/2032	180,000	177,026

Consumer Staples Distribution & Retail - 4.1%
Walmart, Inc., 4.90%, 04/28/2035	160,000	162,294

Diversified Financial Services - 4.4%
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/2030 (a)	180,000	173,143

Oil, Gas & Consumable Fuels - 9.0%
Chevron USA, Inc., 4.69%, 04/15/2030	180,000	182,854
Valero Energy Corp., 6.63%, 06/15/2037	160,000	175,225
		358,079

Software - 3.7%
Microsoft Corp., 3.50%, 02/12/2035	160,000	149,042

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc., 4.75%, 05/12/2035	180,000	182,975
TOTAL CORPORATE BONDS (Cost $1,367,841)		1,363,691

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 5.3%	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) - 5.3%
MFA Financial, Inc., 8.88%, 02/15/2029	4,000	99,800
Rithm Capital Corp., Series C, 8.91% (3 mo. Term SOFR + 5.23%), Perpetual	5,000	113,300
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $219,820)		213,100

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.3%	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) - 4.3%
MFA Financial, Inc.	10,000	95,800
Rithm Capital Corp.	8,000	75,840
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $171,450)		171,640

EXCHANGE TRADED FUNDS - 4.0%	Shares	Value
Simplify MBS ETF	3,200	158,272
TOTAL EXCHANGE TRADED FUNDS (Cost $156,992)		158,272

CONVERTIBLE BONDS - 3.9%	Par	Value
Software - 3.9%
Datadog, Inc., 0.00%, 12/01/2029 (b)	160,000	155,240
TOTAL CONVERTIBLE BONDS (Cost $160,831)		155,240

U.S. TREASURY SECURITIES - 3.7%	Par	Value
United States Treasury Note/Bond, 4.13%, 02/15/2036	150,000	147,668
TOTAL U.S. TREASURY SECURITIES (Cost $146,346)		147,668

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 34.9%	Par	Value
3.64%, 06/04/2026 (c)	1,400,000	1,391,022
TOTAL U.S. TREASURY BILLS (Cost $1,391,015)		1,391,022

MONEY MARKET FUNDS - 9.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (d)	369,093	369,093
TOTAL MONEY MARKET FUNDS (Cost $369,093)		369,093

TOTAL INVESTMENTS - 99.6% (Cost $3,983,388)		3,969,726
Other Assets in Excess of Liabilities - 0.4%		17,157
TOTAL NET ASSETS - 100.0%		$3,986,883

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $173,143 or 4.3% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	The rate shown is the annualized yield as of March 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

FIS Faith Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds	$–	$1,363,691	$–	$1,363,691
Real Estate Investment Trusts - Preferred	213,100	–	–	213,100
Real Estate Investment Trusts - Common	171,640	–	–	171,640
Exchange Traded Funds	158,272	–	–	158,272
Convertible Bonds	–	155,240	–	155,240
U.S. Treasury Securities	–	147,668	–	147,668
U.S. Treasury Bills	–	1,391,022	–	1,391,022
Money Market Funds	369,093	–	–	369,093
Total Investments	$912,105	$3,057,621	$–	$3,969,726

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of March 31, 2026
(% of Net Assets)
United States	$3,969,726	99.6%
Other Assets in Excess of Liabilities	17,157	0.4
	$3,986,883	100.0%

Sector Classification as of March 31, 2026
(% of Net Assets)
Financials	$734,909	18.4%
Information Technology	487,257	12.2
Energy	358,079	9.0
Consumer Staples	323,426	8.1
U.S. Treasury Securities	1,538,690	38.6
Money Market Funds	369,093	9.3
Exchange Traded Funds	158,272	4.0
Other Assets in Excess of Liabilities	17,157	0.4
	$3,986,883	100.0%